Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2020
Unsecured senior notes
Summary of the unsecured senior notes

	As of March 31,		Effective
	2019	2020	interest rate

	(in millions of RMB)
US$2,250 million 2.500% notes due 2019	15,110	—	—
US$1,500 million 3.125% notes due 2021	10,044	10,604	3.26%
US$700 million 2.800% notes due 2023	4,687	4,946	2.90%
US$2,250 million 3.600% notes due 2024	15,061	15,891	3.68%
US$2,550 million 3.400% notes due 2027	16,989	17,929	3.52%
US$700 million 4.500% notes due 2034	4,650	4,906	4.60%
US$1,000 million 4.000% notes due 2037	6,663	7,028	4.06%
US$1,750 million 4.200% notes due 2047	11,655	12,291	4.25%
US$1,000 million 4.400% notes due 2057	6,658	7,021	4.44%
Carrying value	91,517	80,616
Unamortized discount and debt issuance costs	589	550
Total principal amounts of unsecured senior notes	92,106	81,166
Less: current portion of principal amounts of unsecured senior notes	(15,127)	—
Non-current portion of principal amounts of unsecured senior notes	76,979	81,166

Schedule of future principal payments due

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	10,633
Between 2 to 3 years	—
Between 3 to 4 years	4,962
Between 4 to 5 years	15,950
Thereafter	49,621
81,166